Financial Risks - Summary of Shares Cost Prior to Impairment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Impairment Losses On Shares [abstract]
Shares	€ (4)	€ (2)